Shareholder Report, Holdings (Details)	Mar. 31, 2025
Columbia Select Large Cap Growth Fund - Class A [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Growth Fund - Class A [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class A [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Class A [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Class A [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Class A [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Growth Fund - Class A [Member] | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Class A [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Class A [Member] | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Large Cap Growth Fund - Class A [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Columbia Select Large Cap Growth Fund - Class A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Select Large Cap Growth Fund - Class A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Select Large Cap Growth Fund - Class A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Select Large Cap Growth Fund - Class A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Growth Fund - Class A [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Class A [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Growth Fund - Class A [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Columbia Select Large Cap Growth Fund - Class A [Member] | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Growth Fund - Class A [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Growth Fund - Institutional Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Growth Fund - Institutional 2 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Growth Fund - Institutional 3 Class [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Large Cap Growth Fund - Class R [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Growth Fund - Class R [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class R [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Class R [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Class R [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Class R [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Growth Fund - Class R [Member] | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Class R [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Class R [Member] | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Large Cap Growth Fund - Class R [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class R [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Columbia Select Large Cap Growth Fund - Class R [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Select Large Cap Growth Fund - Class R [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Select Large Cap Growth Fund - Class R [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Select Large Cap Growth Fund - Class R [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class R [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Growth Fund - Class R [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Class R [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Growth Fund - Class R [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Columbia Select Large Cap Growth Fund - Class R [Member] | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Growth Fund - Class R [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Select Large Cap Growth Fund - Class S [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Columbia Select Large Cap Growth Fund - Class S [Member] | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class S [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Columbia Select Large Cap Growth Fund - Class S [Member] | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Class S [Member] | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Select Large Cap Growth Fund - Class S [Member] | Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Select Large Cap Growth Fund - Class S [Member] | Intuitive Surgical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Class S [Member] | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Columbia Select Large Cap Growth Fund - Class S [Member] | O'Reilly Automotive, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Select Large Cap Growth Fund - Class S [Member] | Quanta Services, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Select Large Cap Growth Fund - Class S [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Columbia Select Large Cap Growth Fund - Class S [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Columbia Select Large Cap Growth Fund - Class S [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Columbia Select Large Cap Growth Fund - Class S [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Columbia Select Large Cap Growth Fund - Class S [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Select Large Cap Growth Fund - Class S [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Columbia Select Large Cap Growth Fund - Class S [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Select Large Cap Growth Fund - Class S [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Select Large Cap Growth Fund - Class S [Member] | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.10%
Columbia Select Large Cap Growth Fund - Class S [Member] | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Select Large Cap Growth Fund - Class S [Member] | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%